Information on remuneration	12 Months Ended
Dec. 31, 2022
Information on remuneration [Abstract]
Information on remuneration [Text Block]

27Information on remuneration

Remuneration of the Executive Committee

In 2022, the total remuneration costs relating to the members of the Executive Committee (consisting of 14 members throughout the year, including the members of the Board of Management) amounted to EUR 25.6 million (2021: EUR 33.4 million; 2020: EUR 33.2 million) consisting of the elements in the following table.

Philips Group

Remuneration costs of the Executive Committee1)

in EUR

	2020	2021	2022
Base salary/Base compensation	9,299,794	9,598,588	9,528,279
Annual incentive2)	6,726,768	5,250,408	208,370
Performance shares3)	13,153,975	12,610,073	11,242,581
Restricted share rights3)	288,372	1,380,644	1,191,529
Pension allowances4)	2,054,570	2,107,953	1,949,204
Pension scheme costs	382,513	306,694	288,179
Other compensation5)	1,264,908	2,104,044	1,216,163
Total	33,170,901	33,358,405	25,624,305
1)The Executive Committee consisted of 13 members as per December 31, 2022 (2021: 13 members; 2020: 15 members)2)The annual incentives are related to the performance in the year reported which are paid out in the subsequent year.3)Costs of performance shares and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of performance shares at the vesting/release date4)Pension allowances are gross taxable allowances paid to the Executive Committee members in the Netherlands. These allowances are part of the pension arrangement5)The stated amounts mainly concern (share of) allowances to members of the Executive Committee that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated

As of December 31, 2022, the members of the Executive Committee (including the members of the Board of Management) held 0 stock options (2021: 184,900; 2020: 193,300).

Remuneration of the Board of Management

In 2022, the total remuneration costs relating to the members of the Board of Management amounted to EUR 8.4 million (2021: EUR 10.3 million; 2020: EUR 11.4 million), see the following table.

Philips Group

Remuneration costs of individual members of the Board of Management in EUR

	base compensation/salary	annual incentive1)	performance shares2)	restricted share rights2)	pension allowances3)	pension scheme costs	other compensation	total costs
2022
R. Jakobs4)	256,438		112,737	-	57,973	6,012	11,507	444,667
F.A. van Houten4)	1,041,849	208,370	2,930,068	-	444,051	22,121	42,533	4,688,992
A. Bhattacharya	806,250	-	763,140	-	237,250	28,133	61,308	1,896,081
M.J. van Ginneken	626,250	-	585,490	-	141,622	28,133	35,343	1,416,837
	2,730,788	208,370	4,391,434	-	880,896	84,398	150,691	8,446,577

2021
F.A. van Houten	1,325,000	850,915	2,626,295	-	565,403	27,462	57,224	5,452,299
A. Bhattacharya	790,000	360,103	1,172,533	-	233,857	27,462	68,908	2,652,864
M.J. van Ginneken	605,000	317,192	886,035	-	150,755	27,462	42,610	2,029,054
	2,720,000	1,528,211	4,684,863	-	950,014	82,387	168,742	10,134,217
2020
F.A. van Houten	1,325,000	1,298,500	2,874,467	-	565,922	27,001	62,176	6,153,067
A. Bhattacharya	785,000	596,600	1,295,996	-	233,126	27,001	70,267	3,007,990
M.J. van Ginneken	580,000	437,920	952,453	-	158,800	27,001	46,986	2,203,160
	2,690,000	2,333,020	5,122,916	-	957,849	81,004	179,428	11,364,217
1)The annual incentives are related to the performance in the year reported which are paid out in the subsequent year.2)Costs of performance shares and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of performance shares at the vesting/release date3)The stated amounts mainly concern (share of) allowances to members of the Board of Management that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated.4)As per October 15, 2022, Roy Jakobs was appointed as CEO of the company. The table includes actual costs incurred in respect of the remuneration received by Mr Van Houten and Mr Jakobs, respectively, as CEO.

The accumulated annual pension entitlements and the pension costs of individual members of the Board of Management are as follows:

Philips Group

Accumulated annual pension entitlements and pension-related costs in EUR unless otherwise stated

	age at December 31, 2022	accumulated annual pension as of December 31, 2022	total pension related costs
R. Jakobs	48	53,175	63,985
A. Bhattacharya	61	37,446	265,383
M.J. van Ginneken	49	50,614	169,755
Pension costs			965,294

When pension rights are granted to members of the Board of Management, necessary payments (if insured) and all necessary provisions are made in accordance with the applicable accounting principles. In 2022, no (additional) pension benefits were granted to former members of the Board of Management.

Remuneration of the Supervisory Board

The remuneration of the members of the Supervisory Board amounted to EUR 1.5 million (2021: EUR 1.3 million; 2020: 1.3 million). Former members received no remuneration.

The members of the Supervisory Board do not receive any share-based remuneration. Therefore, as of December 31, 2022 the members of the Supervisory Board held no stock options, performance shares or restricted shares.

The individual members of the Supervisory Board received, by virtue of the positions they held, the following remuneration:

Philips Group

Remuneration of the Supervisory Board

in EUR

	membership	committees	other compensation1)	total
2022
F. Sijbesma	155,000	35,000	16,345	206,345
P.A.M. Stoffels	115,000	35,000	27,269	177,269
N. Dhawan	35,616	6,411	5,808	47,836
D.E.I. Pyott	100,000	35,000	17,269	152,269
A.M. Harrison	100,000	14,000	12,269	126,269
M.E. Doherty	100,000	27,000	24,769	151,769
P. Löscher	100,000	32,000	24,769	156,769
I. Nooyi	100,000	14,000	17,269	131,269
S.K. Chua	100,000	18,000	22,269	140,269
H. Verhagen	100,000	14,000	7,269	121,269
S. Poonen	100,000	18,000	17,269	135,269
	1,105,616	248,411	192,574	1,546,602
2021
J. van der Veer	53,507	12,082	3,916	69,505
C.A. Poon	39,699	16,915	783	57,397
N. Dhawan	100,000	18,000	2,269	120,269
O. Gadiesh	34,521	4,833	783	40,137
D.E.I. Pyott	100,000	36,370	2,269	138,639
P.A.M. Stoffels	109,863	27,808	4,769	142,440
A.M. Harrison	100,000	14,000	2,269	116,269
M.E. Doherty	100,000	27,000	4,769	131,769
P. Löscher	100,000	32,000	4,769	136,769
F. Sijbesma	141,301	27,808	8,237	177,346
I. Nooyi	100,000	14,000	2,269	116,269
S.K. Chua	65,753	11,836	1,492	79,081
	1,044,644	242,652	38,595	1,325,891
2020
J. van der Veer	155,000	35,000	11,345	201,345
C.A. Poon	115,000	49,000	7,269	171,269
P. Löscher	66,667	21,333	1,513	89,513
F. Sijbesma	76,667	9,333	1,513	87,513
N. Dhawan	100,000	18,000	7,269	125,269
O. Gadiesh	100,000	14,000	2,269	116,269
D.E.I. Pyott	100,000	42,000	12,269	154,269
P.A.M. Stoffels	100,000	9,333	9,769	119,102
A.M. Harrison	100,000	14,000	2,269	116,269
M.E. Doherty	100,000	24,000	9,769	133,769
	1,013,333	236,000	65,254	1,314,587
1)The amounts mentioned under other compensation relate to the fee for intercontinental travel, inter-European travel, the entitlement of EUR 2,000 under the Philips product arrangement and the annual fixed net expense allowance.

Supervisory Board members’ and Board of Management members’ interests in Philips shares

Members of the Supervisory Board and of the Board of Management are prohibited from writing call and put options or similar derivatives of Philips securities.

Philips Group

Shares held by Board members1)2)

in number of shares

	December 31, 2021	December 31, 2022
R. Jakobs	101,156	109,422
F.A. van Houten	525,761	578,840
A. Bhattacharya	148,365	169,517
M.J. van Ginneken	110,528	123,914
P. Stoffels	-	17,000
S. Poonen	-	3,000
I. Nooyi	-	3,100
D. Pyott	-	19,000
S.K. Chua	-	2,000
F. Sijbesma	-	12,500
M. Harrison	-	1,500
P. Löscher	-	20,732
1)Reference date for board membership is December 31, 2022. 2)The total shares held by the members of the Board of Management is less than 1% of the company's issued share capital.